Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2023
Entity Registrant Name	dei_EntityRegistrantName	CENTAUR MUTUAL FUNDS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001295908
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 28, 2024
Document Effective Date	dei_DocumentEffectiveDate	Feb. 28, 2024
Prospectus Date	rr_ProspectusDate	Feb. 28, 2024
COPLEY FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	COPLEY FUND
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Investment Objective. The investment objective of the Copley Fund (the “Copley Fund” or the “Fund”) is to seek growth of capital.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Copley Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Copley Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes to the Fund. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period ended October 31, 2023, the portfolio turnover rate was 4% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. This example is intended to help you compare the cost of investing in the Copley Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Copley Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Copley Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal Investment Strategies. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in equity securities (principally common stock) of domestic companies with medium to large market capitalizations (“80% Policy”). Large-cap corporations are those with market capitalizations of $10 billion or greater. Mid-cap companies are those with capitalizations between $2 and $10 billion. The market capitalization of a portfolio company will be measured at the time of its purchase and as of each purchase made by the Fund thereafter. The Fund must provide shareholders with 60 days’ prior written notice if it determines to change the foregoing 80% Policy.

The equity securities in which the Fund invests are primarily common stocks. The Fund may also invest in American Depository Receipts (“ADRs”), preferred stocks, convertible securities, convertible bonds, and warrants. The Fund seeks to identify and invest in equity securities of (1) companies with strong balance sheets and (2) companies whose earnings growth potential enhances prospects for future increases in share price and dividend rates. Emphasis is placed on companies that DCM Advisors, LLC, the Fund’s investment advisor (the “Advisor”), believes are financially strong, have a demonstrable record of growth, and are led by capable, proven, shareholder-sensitive management. The Advisor reviews several factors that are based on the data from companies’ balance sheet and income statements and evaluates the companies’ balance sheet strength and earnings growth capabilities. Additionally, the Advisor reviews management behavior in areas such as research and development and capital expenditures.

The Fund will generally consider selling a security when, in the portfolio manager’s opinion, there is a risk of significant deterioration in the company’s fundamentals, or there is a change in business strategy or issuer-specific business outlook that affects the original investment case. The Fund will also consider selling a security if, in the portfolio manager’s opinion, a superior investment opportunity arises. The Fund may engage in active and frequent trading to achieve its investment objectives. The Fund’s portfolio turnover rate may be 200% or more.

Tax Attributes. Most mutual funds are organized as regulated investment companies (“RICs”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). RICs are domestic corporations that act as investment agents for their shareholders, typically investing in corporate and government securities and distributing income earned from those investments as dividends. RICs may not be subject to corporate taxation because, unlike C Corporations, they are entitled to claim such a deduction for dividends paid to shareholders against their ordinary income and net capital gains. These funds may or may not distribute net capital gains to their shareholders but they are required to distribute at least 90 percent of their annual investment company taxable income and net tax-exempt interest income. The individual shareholder is the person responsible for federal and, where applicable, state and city income taxes on the pro rata share of earnings of the mutual fund.

The Copley Fund is not a RIC. It is organized as a C Corporation under Subchapter C of the Code. Like RICs that seek capital appreciation, the Fund’s investments are intended to create capital appreciation, and may also generate dividend and interest income. Unlike a RIC, the Fund is entitled to use the dividends received deduction whereby up to 50% of the dividend income received, or 50% of the taxable income of the Fund, whichever is less, is exempt from federal taxation. The remaining taxable income is taxed to the Fund at a maximum federal tax rate of 21%. See “Accumulated Earnings Tax” on page 8. Accordingly, dividends and capital gains are not distributed, but rather are accumulated within the Fund and dividends, capital gains and any unrealized appreciation in the value of the Fund’s investments (net of any taxes paid and any deferred income tax liability) are added to the value of each share on a daily basis. Any increase in per share value directly raises the value of each shareholder’s account.

Shareholders will have to recognize taxable income if they redeem shares at a gain. The difference in the amount received and the cost basis of the securities redeemed will be either a capital gain or a capital loss. Long-term capital gains (for securities that are held for more than one year) are currently taxable at a federal maximum rate of 20%. In addition, the 3.8% Medicare tax may apply for certain taxpayers. Capital losses may be taken against other capital gains or be deductible in any given year up to a maximum of $3,000. Unused capital losses may be carried over to future years until the loss is used.

The Fund is liable for federal income taxes on any net realized capital gain at the statutory rate, presently 21%. In addition, the Fund will accrue deferred income taxes on the total net unrealized capital gains in accordance with current accounting pronouncements which require the recognition of a full accrual on the deferred income tax that would be payable if the Fund liquidated all of its gain securities at the end of the fiscal year. It is important to note however, that the deferred income tax is actually payable only in the event the Fund would actually sell appreciated securities. The Fund may carry forward for 5 years any net capital losses as an offset against any net capital gains realized by the Fund during each taxable year.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance Information. The bar chart and table that follow provide some indication of the risks of investing in the Copley Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1-year, 5-years and 10-years compare with those of a broad-based securities market index. The performance shown in the bar chart and table for periods prior to December 1, 2022 represents the performance of the Predecessor Fund. The Copley Fund is the successor to the Predecessor Fund through a reorganization with the Fund on December 1, 2022 (the “Reorganization”). How the Copley Fund and the Predecessor Fund have performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Copley Fund’s results can be obtained by calling 1-888-484-5766 or by visiting https://www.dcmadvisors.com.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-484-5766
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.dcmadvisors.com
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Copley Fund’s year-to-date return for the twelve months ended December 31, 2023 was 17.33%.

During the periods shown in the bar chart, the highest return of the Fund for a quarter was 11.85% (for the quarter ended March 31, 2018) and the lowest quarterly return of the Fund was -17.96% (for the quarter ended March 31, 2020).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Copley Fund shares through tax- deferred arrangements such as a 401(k) plan or an individual retirement account (“IRA”).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Copley Fund shares through tax- deferred arrangements such as a 401(k) plan or an individual retirement account (“IRA”).

COPLEY FUND | S&P 500 (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.29%
5 Years	rr_AverageAnnualReturnYear05	15.69%
10 Years	rr_AverageAnnualReturnYear10	12.03%
COPLEY FUND | Risks Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	An investment in the Copley Fund is subject to investment risks, including the possible loss of some or all of the money invested.
COPLEY FUND | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Principal Risks of Investing in the Copley Fund. An investment in the Copley Fund is subject to investment risks, including the possible loss of some or all of the money invested. There can be no assurance that the Copley Fund will be successful in meeting its investment objective. Generally, the Copley Fund will be subject to the following additional principal risks:

COPLEY FUND | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Market Risk. The prices of the Copley Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. Certain market events could cause turbulence in financial markets, and reduced liquidity in equity, credit and fixed income markets, such as changes in government economic policies, political turmoil, military actions, environmental events, trade disputes, and epidemics or other public health issues, which may negatively affect many issuers domestically and around the world. During periods of market volatility, security prices (including securities held by the Copley Fund) could change drastically and rapidly and, therefore, adversely affect the Copley Fund.

COPLEY FUND | Accumulated Earnings Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Accumulated Earnings Tax Risk. Since the Copley Fund accumulates its net investment income rather than distributing it, the Copley Fund may be subject to the imposition of the federal accumulated earnings tax. The accumulated earnings tax is imposed on a corporation’s accumulated taxable income at a rate of 20%.

COPLEY FUND | Tax On Unrealized Appreciation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Tax on Unrealized Appreciation Risk. Federal income taxes are payable by the Copley Fund when portfolio securities are sold that have appreciated (gone up) in value. The Copley Fund provides for this eventuality in an account entitled Deferred Federal Income Tax. The Copley Fund currently is required to accrue a liability, on a day-to-day basis, for all unrealized appreciation at the estimated statutory federal tax rate. When portfolio securities decrease in value (depreciate), the estimated tax accruals associated with the depreciation are removed from the deferred federal income tax account.

COPLEY FUND | Management Style Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Management Style Risk. The performance of the Copley Fund may be better or worse than the performance of stock funds that focus on other types of stocks or have a different investment style.

COPLEY FUND | Large Capitalization Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Large-Capitalization Company Risk. Large-capitalization companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. There may be times when the returns for large capitalization companies generally trail returns of smaller companies or the overall stock market.

COPLEY FUND | Mid Capitalization Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Mid-Capitalization Company Risk. Mid-cap companies involve greater risk of loss and price fluctuation than larger companies. Many of these companies are younger and have a more limited track record than larger companies. Their securities may trade less frequently and in more limited volume than those of more mature companies, making them more volatile and more difficult to buy or sell at an acceptable price. These companies may also lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition.

COPLEY FUND | Risks Related To Other Equity Securities [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Risks Related to Other Equity Securities. In addition to common stocks, the equity securities in the Copley Fund’s portfolio may include ADRs, preferred stocks, convertible preferred stocks, convertible bonds, and warrants. Like common stocks, the value of these equity securities may fluctuate in response to many factors, including the activities of the issuer, general market and economic conditions, interest rates, and specific industry changes. Also, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, including securities held by the Copley Fund, which could also result in losses for the Fund. Convertible securities entitle the holder to receive interest payments or a dividend preference until the security matures, is redeemed, or the conversion feature is exercised. As a result of the conversion feature, the interest rate or dividend preference is generally less than if the securities were non- convertible. Warrants entitle the holder to purchase equity securities at specific prices for a certain period of time. The prices do not necessarily move parallel to the prices of the underlying securities and the warrants have no voting rights, receive no dividends, and have no rights with respect to the assets of the issuer.

COPLEY FUND | A D R Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	ADR Risks. Because ADRs are securities that evidence ownership interests in securities issued by non-US companies, they entail special risks inherent to all foreign investments, including: Exchange Rate risk—the risk that the currency in the issuing company’s country will drop relative to the US dollar, Political Risk—the risk that politics or regime changes in the issuing company’s country will undermine exchange rates or destabilize the company and its earnings, and Inflation Risk—the risk that inflation in the issuing company’s country will erode the value of that currency.

COPLEY FUND | Former Operating Business Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Former Operating Business Tax Risk. The Fund’s predecessor fund, Copley Fund, Inc. (the “Predecessor Fund”), which was reorganized into the Fund on December 1, 2022, filed combined Massachusetts corporate excise tax returns with Stuffco International, Inc. (“Stuffco”), a company wholly owned by the Estate of the former Chairman of the Predecessor Fund. For the year ended February 29, 2020, the reported Massachusetts corporate excise tax of the since discontinued Operating Division was $1,600. This combined return included all income and expenses of the since discontinued Operating Division and excluded the Predecessor Fund’s investment income and expense. The Commonwealth of Massachusetts may not agree with this exclusion. Management of the Predecessor Fund believed that the exclusion in the combined corporate excise returns was proper and further believed that, if contested, any likely resolution would not have a material adverse effect on the Predecessor Fund’s (and therefore the Fund’s, as successor to the Predecessor Fund) assets and liabilities or statement of operations.

COPLEY FUND | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Sector Risk. While the Copley Fund does not focus its investments on a particular sector, the Fund may, at times, be more heavily invested in certain sectors, which may cause the value of its shares to be especially sensitive to factors and economic risks that specifically affect those sectors and may cause the Fund’s share price to fluctuate more widely than the shares of a mutual fund that invests in a broader range of industries.

COPLEY FUND | Risks Related To Portfolio Turnover [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Risks Related to Portfolio Turnover. Portfolio turnover is a ratio that indicates how often the securities in a mutual fund’s portfolio change during a year’s time. Higher numbers indicate a greater number of changes, and lower numbers indicate a smaller number of changes. High rates of portfolio turnover could lower the performance of the Copley Fund due to increased costs and may also result in the realization of capital gains. Under normal circumstances, the anticipated portfolio turnover rate for the Copley Fund is expected to be more than 100%.

COPLEY FUND | Copley Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	COPLX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.51%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.16%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 118
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	368
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	638
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,409
Annual Return 2014	rr_AnnualReturn2014	14.24%
Annual Return 2015	rr_AnnualReturn2015	(1.98%)
Annual Return 2016	rr_AnnualReturn2016	15.55%
Annual Return 2017	rr_AnnualReturn2017	9.68%
Annual Return 2018	rr_AnnualReturn2018	15.65%
Annual Return 2019	rr_AnnualReturn2019	25.28%
Annual Return 2020	rr_AnnualReturn2020	1.34%
Annual Return 2021	rr_AnnualReturn2021	18.40%
Annual Return 2022	rr_AnnualReturn2022	(15.21%)
Annual Return 2023	rr_AnnualReturn2023	17.33%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	17.33%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2018
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.96%)
1 Year	rr_AverageAnnualReturnYear01	17.33%
5 Years	rr_AverageAnnualReturnYear05	8.38%
10 Years	rr_AverageAnnualReturnYear10	9.39%
COPLEY FUND | Copley Fund | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.33%	[2]
5 Years	rr_AverageAnnualReturnYear05	8.38%	[2]
10 Years	rr_AverageAnnualReturnYear10	9.39%	[2]
COPLEY FUND | Copley Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.25%	[2]
5 Years	rr_AverageAnnualReturnYear05	6.61%	[2]
10 Years	rr_AverageAnnualReturnYear10	7.74%	[2]

[1]	The Fund is classified for federal income tax purposes as a taxable regular corporation or so-called Subchapter “C” corporation (a “C Corporation”). As a C Corporation, the Fund accrues deferred tax liability for its future tax liability associated with the capital appreciation of its investments. The Fund’s accrued deferred tax liability, if any, is reflected each day in the Fund’s net asset value per share. The deferred income tax expense/(benefit) represents an estimate of the Fund’s potential tax expense/(benefit) if it were to recognize the unrealized gains/(losses) in the portfolio. An estimate of deferred income tax expense/(benefit) is dependent upon the Fund’s net investment income/(loss) and realized and unrealized gains/(losses) on investments and such expenses may vary greatly from year to year and from day to day depending on the nature of the Fund’s investments, the performance of those investments and general market conditions. Therefore, any estimate of deferred income tax expense/(benefit) cannot be reliably predicted from year to year. The total net tax expense for the period ended October 31, 2023 was $293,277.
[2]	The Fund generally does not make distributions.